Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings excluding current portion of long-term borrowings	¥ 42,354	¥ 90,497
Current portion of long-term borrowings	75,188	85,343
Short-term borrowings	117,542	175,840
Long-term borrowings	251,379	290,882
Total borrowings	¥ 368,921	¥ 466,722